UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended January 31, 2005.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                                                      JANUARY 31,
                                                                     2005                                2004
                                                       ----------------------------------  ----------------------------------
                                                       Principal   Amortized     Market    Principal   Amortized     Market
                                                         Amount       Cost       Value       Amount       Cost       Value
                                                       ----------  ----------  ----------  ----------  ----------  ----------
Bethlehem N.Y. Cent
   School District
   5.000%, due November 1, 2015                        $  500,000  $  552,512  $  561,740  $       --  $       --  $       --

Cattaraugus Cnty
   N.Y. Public
   5.200%, due June 1, 2014                               275,000     298,534     306,534          --          --          --
   5.000%, due June 1, 2015                               275,000     296,543     303,801          --          --          --

City of N.Y. General Purpose
   Unlimited Tax
   6.750%, due February 1, 2009                         1,000,000   1,070,128   1,146,260   1,000,000   1,085,706   1,190,300

City of New York
   Ref Unlimited Tax
   6.000%, due May 15, 2030                               150,000     178,357     174,710     150,000     178,933     179,968

Clarkstown N.Y. Central
   School District
   5.250%, due April 15, 2015                             400,000     438,468     453,624          --          --          --

Cleveland Hill Union
   Free School District
   5,500%, due October 15, 2011                         1,480,000   1,502,304   1,649,460   1,480,000   1,505,025   1,676,352

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5-3/4%, due July 1, 2008                             1,000,000     986,943   1,104,920   1,000,000     983,595   1,151,980

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000%, due June 1, 2010                               900,000     904,019   1,009,353     900,000     904,645   1,050,656
   6.000%, due March 1, 2012                              445,000     508,214     522,038     445,000     515,910     528,300

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200%, due February 15, 2011                        1,070,000   1,067,294   1,251,878   1,070,000   1,066,938   1,281,229

New York City Municipal Water
   6.000%, due June 15, 2009                            2,000,000   2,105,457   2,270,940   2,000,000   2,126,809   2,360,280

City of Buffalo
   New York Sewer
   5.000%, due July 1, 2011                             1,110,000   1,191,631   1,228,637   1,110,000   1,202,746   1,248,794

--------------------------------------------------------------------------------

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                                     JANUARY 31,
                                                                     2005                                2004
                                                       ----------------------------------  ----------------------------------
                                                       Principal   Amortized     Market    Principal   Amortized     Market
                                                         Amount       Cost       Value       Amount       Cost       Value
                                                       ----------  ----------  ----------  ----------  ----------  ----------
New York City Bonds
   Trust for Cultural Resources
   2.680%, due January 1, 2008                         $  500,000  $  488,953  $  489,370  $       --  $       --  $       --

Niagara Falls Bridge
   Commission N.Y
   5.250%, due October 1, 2015                          2,000,000   2,111,961   2,297,580   2,000,000   2,119,963   2,282,680

Nassau County Interim
   Finance Authority
   5.75%, due November 15, 2013                         1,100,000   1,133,142   1,262,602   1,100,000   1,137,957   1,274,141

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2%, due May 15, 2011                               590,000     582,529     688,053     590,000     581,634     720,647

N.Y.S. Dormitory Authority - Pace University
   6.500%, due July 1, 2009                             1,000,000   1,060,675   1,149,370   1,000,000   1,072,726   1,197,650

N.Y.S. Dormitory Authority Revs. City University Sys
   6.250%, due July 1, 2005                                    --          --          --     500,000     508,370     534,860

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750%, due June 15, 2008                            1,500,000   1,530,969   1,655,425   1,500,000   1,539,220   1,725,599
   5.200%, due May 15, 2014                               575,000     637,435     653,833     575,000     642,960     656,972
   5.250%, due December 15, 2012                          400,000     450,213     453,640          --          --          --

N.Y.S. Dormitory Authority Columbia Univ
   5.000%, due July 1, 2010                             1,000,000   1,054,143   1,098,710   1,000,000   1,062,992   1,130,100

N.Y.S. Dormitory Authority
   City University Gen'l
   5.750%, due July 1, 2013                               215,000     245,769     244,438          --          --          --

N.Y.S. Dormitory Authority - Personal Income Tax Ed
   5.500%, due March 15, 2011                           1,000,000   1,089,692   1,127,410   1,000,000   1,102,503   1,145,380

--------------------------------------------------------------------------------

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                                                        JANUARY 31,
                                                                       2005                                  2004
                                                       -------------------------------------  -------------------------------------
                                                        Principal    Amortized     Market      Principal    Amortized     Market
                                                         Amount        Cost         Value       Amount        Cost         Value
                                                       -----------  -----------  -----------  -----------  -----------  -----------
N.Y.S. Dormitory Authority Revs
   5.25%, due November 15, 2023                        $ 1,000,000  $ 1,093,765    1,104,830  $ 1,000,000  $ 1,096,891  $ 1,103,870

N.Y.S. Local Gov't
   Asst Corp.
   5.500%, due April 1, 2017                               240,000      270,684      281,945           --           --           --

N.Y.S Power Authority
   6.500%, due January 1, 2008                           1,675,000    1,696,135    1,783,775    1,675,000    1,702,601    1,870,439

N.Y.S. Ref. Unlimited Tax
   6.500%, due July 15, 2005                                    --           --           --    1,700,000    1,736,446    1,824,525

N.Y.S. Urban Development Corp. Revenue
   Sub. Lien
   6.000%, due July 1, 2005                                     --           --           --    1,500,000    1,518,082    1,596,030
   5.500%, due January 1, 2008                           1,055,000    1,068,512    1,143,620    1,055,000    1,072,725    1,182,571

N.Y.S. UDC Correction FACS
   6.000%, due January 1, 2012                           1,000,000    1,021,980    1,133,880    1,000,000    1,024,652    1,174,620

Puerto Rico Public
   Bldgs
   5.000%, due July 1, 2025                                500,000      514,131      539,760           --           --           --

Commonwealth of Puerto Rico, G.O
   5.500%, due July 1, 2006                                     --           --           --      600,000      612,455      654,312
   5.500%, due July 1, 2015                                500,000      566,068      588,040      500,000      571,123      585,550
   6.25%, due July 1, 2015                                 285,000      341,829      354,851      285,000      345,686      353,203
   5.000%, due July 1, 2035                              1,000,000    1,088,703    1,093,430    1,000,000    1,090,059    1,123,220

Rochester N.Y. Public
   Schools
   4.790%, due May 28, 2017                                340,142      334,239      339,713           --           --           --

Suffolk County Water Authority
   6.000%, due June 1, 2009                              1,510,000    1,603,522    1,707,568    1,510,000    1,622,943    1,766,730

Suffolk County Judicial
   FACS Agency
   5.75%, due October 15, 2011                           1,340,000    1,362,881    1,508,867    1,340,000    1,364,606    1,546,560

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   5.500%, due January 1, 2017                           1,000,000    1,020,894    1,159,650           --           --           --
   5.500%, due January 1, 2008                                  --           --           --    1,000,000    1,022,127    1,161,450
   6.000%, due January 1, 2012                           1,500,000    1,547,098    1,714,755    1,500,000    1,552,585    1,774,245
                                                       -----------  -----------  -----------  -----------  -----------  -----------

                                                       $33,430,142  $35,016,326  $37,559,010  $34,085,000  $35,671,613  $39,053,213
                                                       ===========  ===========  ===========  ===========  ===========  ===========

--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

            (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.

By (Signature and Title)   /S/ Peter Goodman
                        --------------------------------------------------------
                           Peter Goodman, President and Chief Executive Officer

Date March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /S/ Peter Goodman
                        --------------------------------------------------------
                           Peter Goodman, President and Chief Executive Officer

Date March 22, 2005

By (Signature and Title)   /S/ Warren F. Pelton
                        --------------------------------------------------------
                           Warren F. Pelton, Treasurer and Chief Financial
                           Officer

Date March 22, 2005